RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

28.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2020 and 2021 were as follows:

	2020	2021
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	376,719,310	29,417,134
Accounts receivable from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai)	33,638,826	—
Subtotal	410,358,136	29,417,134
Notes receivables from a related party:
Notes receivables from JinkoPower	33,001,402	—

Other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	20,609,442	11,990,502
Other receivables from JinkoPower for miscellaneous transactions	3,146,781	5,357,546
Subtotal	23,756,223	17,348,048
Other assets from a related party:
Guarantee receivables due from JinkoPower	107,318,909	3,291,940

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	14,113,577	15,863,346

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	71,240,329	2,229,986
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	275,075	—
Subtotal	71,515,404	2,229,986
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(2)	As of December 31, 2020 and 2021, bank deposits of the Group with the amount of RMB17.7 million and nil were pledged for certain loans of JinkoPower, respectively.
(3)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71.0 million.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV	144,287,938	51,201,037	—
Income of financing guarantees	18,574,433	14,687,691	6,364,065
Revenue from sales of products to JinkoPower	7,812,477	5,072,143	27,098,993
Income of project management provided to Sweihan PV	—	3,721,149	659,847
Rental services provided to JinkoPower	2,177,280	2,177,280	4,003,674

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	39,565,882	27,485,358	5,309,769
Solar project management service provided by JinkoPower	23,266,889	9,442,936	8,753,242
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	—
Electricity fee charged by JinkoPower	—	3,087,690	7,724,917
Construction service of solar project provided by JinkoPower	8,935,653	—	—
Other fees charged by JinkoPower	—	—	16,038

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements, which amounted to RMB401.4 million (US$63.0 million) as of December 31, 2021. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee is to be settled annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables are settled upon the receipt of guarantee fees from JinkoPower. The Company has received RMB18,628,574, RMB18,372,799 and RMB21,233,749 guarantee fees from JinkoPower in 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, the Company recorded the guarantee fee income receivable amounted to RMB107,318,909 and RMB3,291,940. The Company also recorded a guarantee liability amounted to RMB57,331,674 and RMB12,142,387 as of December 31, 2020 and 2021, respectively. The guarantee liability will be amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the year ended December 31, 2019, 2020 and 2021 amounted to RMB18,574,433, RMB14,687,691 and RMB6,364,065, respectively.

For the year ended December 31, 2019, 2020 and 2021, sales of solar module products to subsidiaries of JinkoPower amounted to RMB7,812,477, RMB5,072,143 and RMB27,098,993, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2020 and 2021 outstanding receivables due from JinkoPower were RMB377 million and RMB29 million, respectively, among which RMB300 million and nil was overdue over one year, respectively. No interest was charged by the Group to JinkoPower on the overdue receivables.

For the years ended December 31, 2019, 2020 and 2021, sales of solar module products to Sweihan PV amounted to RMB144,287,938, RMB51,201,037 and nil, respectively.

For the years ended December 31, 2019, 2020 and 2021, rental services provided to subsidiaries of JinkoPower amounted to RMB2,177,280, RMB2,177,280 and RMB4,003,674, respectively.

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. For the years ended December 31, 2019, 2020 and 2021, Jinko-Tiansheng charged the Group processing fee amounted to RMB39,565,882, RMB27,485,358 and RMB5,309,769, respectively. The Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders in November 2021. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021.

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company paid RMB76,356,466 (USD11.2 million) in advance and recorded service expenses incurred in the year of 2019, 2020 and 2021 amounted to RMB23,266,889, RMB9,442,936 and RMB8,753,242 as cost of project assets, respectively.

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group RMB1,100,304 in rent for each of the years ended December 31, 2019 and 2020, respectively. The lease agreement was terminated in 2021 due to Jiangxi Desun’s liquidation. No lease charges from Jianxi Desun for the year ended December 31, 2021.

For the years ended December 31, 2019 and 2020 and 2021, electricity fee charged by subsidiaries of JinkoPower amounted to nil, RMB3,087,690 and RMB7,724,917, respectively.